PRINCIPAL ACTIVITIES AND ORGANIZATION - COMPANY'S PRINCIPAL SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2022
Yunji Holding Limited [Member]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Dec. 20, 2017
Zhejiang Youji Supply Chain Management Co., Ltd.[Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Nov. 30, 2016
Zhejiang Jiyuan Network Technology Co., Ltd.[Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Aug. 14, 2018
Zhejiang Zhelue Network Technology Co., Ltd.[Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	May 23, 2016
Hangzhou Jichuang Network Technology Co., Ltd.[Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	May 23, 2016
Yunji Hongkong Limited [Member]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Aug. 25, 2015
Hangzhou Yunchuang Sharing Network Technology Co., Ltd. [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Jun. 13, 2018
Desking technology (HK) Co., Limited [Member]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Jul. 26, 2016
Jironghuishang Commercial Factoring (Tianjin) Co., Ltd [Member]
Place of incorporation	Tianjin
Date of incorporation or acquisition	Oct. 16, 2018
Zhejiang Yunxuan Supply Chain Management Co., Ltd [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Aug. 09, 2018
Other Investee [Member] | Yunji Holding Limited [Member]
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Other Investee [Member] | Zhejiang Youji Supply Chain Management Co., Ltd.[Member]
Percentage of direct or indirect	100.00%
Principal activities	Procurement
Other Investee [Member] | Zhejiang Jiyuan Network Technology Co., Ltd.[Member]
Percentage of direct or indirect	100.00%
Principal activities	Sales of merchandise
Other Investee [Member] | Zhejiang Zhelue Network Technology Co., Ltd.[Member]
Percentage of direct or indirect	100.00%
Principal activities	Sales of merchandise
Other Investee [Member] | Hangzhou Jichuang Network Technology Co., Ltd.[Member]
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Other Investee [Member] | Yunji Hongkong Limited [Member]
Percentage of direct or indirect	100.00%
Principal activities	Sales of merchandise
Other Investee [Member] | Hangzhou Yunchuang Sharing Network Technology Co., Ltd. [Member]
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Other Investee [Member] | Desking technology (HK) Co., Limited [Member]
Percentage of direct or indirect	100.00%
Principal activities	Investment holding and Financing solution
Other Investee [Member] | Jironghuishang Commercial Factoring (Tianjin) Co., Ltd [Member]
Percentage of direct or indirect	100.00%
Principal activities	Financing solution
Other Investee [Member] | Zhejiang Yunxuan Supply Chain Management Co., Ltd [Member]
Percentage of direct or indirect	100.00%
Principal activities	Procurement